UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common units issued	25,759,634	11,345,187
Common units outstanding	25,759,634	11,345,187
General Partners, units issued	531,995	237,822
General Partners, units outstanding	531,995	237,822